CRYPTOCURRENCIES - Tabular disclosure of cryptocurrencies at cost and at market value (Details)	Sep. 30, 2025 CAD ($) item	Sep. 30, 2025 USD ($) item	Sep. 30, 2024 CAD ($) item	Sep. 30, 2024 USD ($) item
CRYPTOCURRENCIES
Cost	$ 105,517,247	$ 66,954,019	$ 22,161,821	$ 16,265,457
Market Value	$ 126,529,342		$ 25,575,512
SOL
CRYPTOCURRENCIES
Quantity | item	435,159	435,159	100,763	100,763
Cost	$ 105,371,837	$ 66,847,972	$ 19,977,930	$ 14,580,870
Market Value	$ 126,415,294		$ 20,759,374
JTO
CRYPTOCURRENCIES
Quantity | item	52,182	52,182
Cost	$ 145,410	$ 106,047
Market Value	$ 114,048
Bitcoin
CRYPTOCURRENCIES
Quantity | item			56.25	56.25
Cost			$ 2,183,891	$ 1,684,587
Market Value			$ 4,816,138